BALANCE SHEET COMPONENTS - Schedule Of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Compensation and related expenses	$ 1,407	$ 2,334	$ 3,095
Professional fees	1,396	1,039	510
Research and development	94	394	1,197
Other	204	24	160
Accrued expenses	$ 3,101	$ 3,791	$ 4,962